Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]	The Company generates revenue from sales of solar products, LED lighting, installation services and leasing fees. During the last fiscal year the company had product sales as follows:

Sales Product and Services Description	2014		2013
Solar PV residential and commercial sales	$1,160,296	88%	$471,585	57%
Solar thermal residential -commercial	11,112	1%	92,611	11%
ABCO LED & energy efficient lighting	143,783	11%	256,435	31%
Interest Income	469	-	2,516	1%
Total revenue	$1,315,660	100%	$823,147	100%